Rental Expense Under Non-Cancelable Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Commitments And Contingencies Disclosure [Abstract]
Rental expense	$ 731	$ 704	$ 691